TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2014
TAXES ON INCOME [Abstract]
Schedule of Pre-tax Income (Loss)
	Year ended December 31,
	2014	2013	2012

Domestic	$(3,792)	$(6,556)	$(2,372)
Foreign	1,345	219	(5,292)

	$(2,447)	$(6,337)	$(7,664)

Schedule of the Reconciliation of the Theoretical Tax Expenses
	Year ended December 31,
	2014	2013	2012

Loss before taxes on income	$(2,447)	$(6,337)	$(7,664)

Theoretical tax expense computed at the Israeli statutory tax rate (26.5%, 25% and 25% for the years 2014, 2013 and 2012, respectively)	$(649)	$(1,584)	$(1,916)

Changes in valuation allowance	(1,279)	931	(1,554)
Increase (decrease) in losses and temporary differences due to change in Israeli corporate " and Approved Enterprise" tax	(49)	3,056	(7,073)
Increase (decrease) in valuation allowance related to losses and temporary differences due to change in Israeli corporate " and Approved Enterprise" tax	49	(3,056)	7,073
Taxes with respect to prior years	-	-	2
Increase in deferred tax assets related to losses and temporary differences due to changes in tax rates and different basis of measurement	562	(594)	-
Non-deductible expenses and other	(415)	(223)	1,699
Non-deductible share-based compensation expense	1,831	1,590	833
Exchange rate differences	-	-	10

Actual tax expense (benefit)	$50	$120	$(926)

Schedule of Income Tax Expense (Benefit)
	Year ended December 31,
	2014	2013	2012

Current taxes (benefit)	$612	$408	$(2)
Deferred taxes (benefit)	(562)	(288)	(926)
Taxes in respect of prior years	-	-	2

	$50	$120	$(926)

Schedule of Deferred Income Taxes
		December 31,
		2014	2013

Deferred tax assets:
Operating and capital loss carryforwards		$13,103	$14,567
Reserves and allowances		1,183	785

Deferred tax asset before valuation allowance		14,286	15,352
Valuation allowance		(11,408)	(12,736)
Net deferred tax asset		2,878	2,616

Deferred tax liability	﷐	(309)	(609)
Net deferred tax asset		$2,569	$2,007